Income Tax (Narrative) (Details) $ in Millions, ¥ in Billions			3 Months Ended	12 Months Ended
	Nov. 19, 2015 USD ($)	Sep. 18, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 JPY (¥)
Amounts excluded from the provision for deferred taxes on cumulative earnings of certain non-U.S. affiliates and associated companies				$ 4,900
Federal statutory tax rate				35.00%
Income tax benefit related to the separate account dividends received deduction				$ 220	$ 234	$ 164
Repatriation assumptions for foreign earnings						(65)
Foreign tax rate differential				(465)	(118)	(340)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount				(41)
Net charge related to indemnification provisions of Stock Purchase Agreement						16
Other expenses				16,769	17,091	16,602
Other net investment gains (losses)				687	(137)	327
Provision for income tax expense (benefit)				2,148	2,465	661
Unrecognized tax benefits, decrease resulting from prior period tax positions			$ 792	24	88	37
Income tax assessment, income taxes and interest paid		$ 444
Possible Change in Tax Assessment
Other expenses			362
Provision for income tax expense (benefit)			557
Net amount of other other expense charge			$ 235
Income Tax Refund
Other expenses	$ 9
Indemnification Agreement
Other expenses						154
Other net investment gains (losses)						19
Provision for income tax expense (benefit)						(119)
JAPAN
Repatriation assumptions for foreign earnings				(57)	45
Foreign tax rate differential				(174)		(69)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount				36
CHILE
Foreign tax rate differential				(61)	54
UNITED ARAB EMIRATES
Repatriation assumptions for foreign earnings					(13)
ARGENTINA
Foreign tax rate differential				(31)
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount				88
American Life | JAPAN
American Life income tax exam refund						176	¥ 16.0
Maximum
True-up of the prior year tax return included in current year benefit related to the separate account dividends received deduction				12	$ 38	$ 6
Certain State and Foreign Net Operating Loss Carryforwards
Valuation allowance, change during year				5
Foreign Currency Movement
Valuation allowance, change during year				21
Balance Sheet Reclassification With Other Deferred Tax Assets
Valuation allowance, change during year				$ 5